CO-DEVELOPMENT OPTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2025	Dec. 31, 2024
Co Development Options [Member]
Capitalized contract costs, gross				$ 5,291,667
Capitalized contract costs, accumulated amortization				3,987,500
Capitalized contract costs, net				1,304,167
Consensi Product [Member] | Purple Bio Tech [Member]
Convertible notes outstanding				$ 218,750	$ 218,750
CD38 Assets [Member]
Long term note payable			$ 1,750,000
CD38 Assets [Member] | Vy Gen [Member]
Payments to acquire intangible assets			1,750,000
Long term note payable			3,250,000
Repayment of debt	$ 1,500,000	$ 250,000	1,500,000
Capitalized contract costs, gross			$ 5,000,000